EXHIBIT 99.3

John Deere Owner Trust 2013

Servicer’s Certificate

$262,000,000   Class A-1 0.25000% Asset Backed Notes due May 02, 2014

$250,000,000   Class A-2 0.41% Asset Backed Notes due September 15, 2015

$250,000,000   Class A-3 0.60% Asset Backed Notes due March 15, 2017

$89,426,000   Class A-4 0.77% Asset Backed Notes due July 15, 2019

$21,832,402  Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Mar-16
Actual Payment Date (A/360)				15-Mar-16
Collection Period Begin Date				01-Feb-16
Collection Period End Date				28-Feb-16
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				28

(1)	Total Distribution Amount:			$7,608,514.40
	(a)	Total cash receipts during the month:		$7,362,175.88
	(b)	Administrative repurchases during the month:		$245,041.08
	(c)	Investment earnings on cash accounts:		$1,297.44
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$65,494.81
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$8,113.13
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$57,381.68
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$7,160,410.74
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$7,160,410.74
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$7,160,410.74

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$7,225,905.55

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,915,731.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$276,172.02
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$276,172.02
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$276,172.02
	(e)	Ending Balance (after giving effect to all distributions):		$10,915,731.00
	(f)	Specified Reserve Account Balance:		$10,915,731.00

(7)	Servicing Fee:			$106,336.83
	(a)	Amount of Servicing Fee earned:		$106,336.83
	(b)	Amount of Servicing Fee paid:		$106,336.83
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$276,172.02

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$120,277,641.63

	(b)	Note Value as of the end of the related Collection Period:		$120,324,254.36

	(c)	Number of Accounts at the end of the related Collection Period:		6,346

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$9,065,852.38
		(ii)	Class A-3 Note Pool Factor:	0.0362634

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$89,426,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$166,286.96
		(ii) % of Pool Balance:	0.13%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$32,798.34
	(ii)	Cumulative amount of net losses:	$1,072,273.85
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.12%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:[1]	1.72%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	6,582
	(b)	Number of loans at the end of the period:	6,346
	(c)	Weighted average remaining term on receivables:	15.39
	(d)	Prepayment amount - monthly:	$(1,567,506.15)
	(e)	Prepayment amount - life-to-date:	$86,269,888.53
	(f)	Weighted average APR of the pool assets:	2.85%
	(g)	Pool Factor:	0.14

[1] On statements for previous reporting periods the dollar amount disclosed in our reporting on receivables 60 days or more past due was the face amount of the receivable.  Beginning with the current March settlement reporting period and continuing with all future reporting periods the dollar amount disclosed in our reporting on these receivables is the payoff amount.  This change was made in order to be consistent with our reporting under other requirements of Regulation AB.